Accounts Receivable - SRA - Additional Information (Details) - SRA Companies, Inc. - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retainages not expected to be billed	$ 2,300,000	$ 2,400,000
Billings in excess of revenue recognized	$ 9,194,000	$ 10,826,000	$ 10,801,000
Factored receivables, initial amount received, percent	90.00%	90.00%
Trade receivable sold, maximum amount	$ 6,000,000.0	$ 56,000,000.0
Trade receivable sold, amount during period	43,000,000	402,500,000	142,200,000
Loss on sale of accounts receivable	(100,000)	(1,000,000)	$ (400,000)
Trade receivable sold, amount	2,500,000	34,600,000
Trade receivable sold, deferred purchase price	300,000	$ 3,500,000
Trade Receivable Sold, Remaining Capacity	$ 3,500,000